Consolidated Income Statement (Parenthetical) - Ordinary shares [member] - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Common share continuing operations, Basic	$ 0.20	$ 0.88	$ 0.62	$ 1.80
Common share continuing operations, Diluted	0.20	0.88	0.62	1.80
Common share, Basic	0.20	1.32	0.62	2.24
Common share, Diluted	$ 0.20	$ 1.32	$ 0.62	$ 2.24